Expense Example, No Redemption - Parametric International Funds Classess - A,C,I,R, & R6 - Parametric Emerging Markets Fund	Jan. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 664
Expense Example, No Redemption, 3 Years	981
Expense Example, No Redemption, 5 Years	1,320
Expense Example, No Redemption, 10 Years	2,274
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	222
Expense Example, No Redemption, 3 Years	710
Expense Example, No Redemption, 5 Years	1,224
Expense Example, No Redemption, 10 Years	2,449
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	707
Expense Example, No Redemption, 10 Years	1,569
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	382
Expense Example, No Redemption, 5 Years	669
Expense Example, No Redemption, 10 Years	$ 1,489